Asset retirement obligation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset retirement obligation
Asset Retirement Obligation, Beginning	$ 22,337	$ 22,741	$ 21,481
Accretion Expense	2,069	2,069	2,069
Change In Aro Estimates	168	(2,473)	0
Costs Incurred	0	0	(809)
Asset Retirement Obligation, Ending	$ 24,574	$ 22,337	$ 22,741